STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

	RSUs		PSUs
Other stock-based awards	Units (in thousands)	Weighted-Average Grant-Date Fair Value	Units (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at July 1, 2014	4,902	$61.74	1,883	$66.53
Granted	1,451	69.25	575	77.47
Vested	(1,212)	59.22	(1,251)	63.96
Forfeited	(133)	64.74	(19)	69.82
Non-vested at June 30, 2015	5,008	$64.78	1,188	$74.48

Schedule of Assumptions Used [Table Text Block]
Assumptions utilized in the model, which are evaluated and revised to reflect market conditions and experience, were as follows:

Years ended June 30	2015			2014			2013
Interest rate	0.1	-	2.1%	0.1	-	2.8%	0.2	-	2.0%
Weighted average interest rate	2.0%			2.5%			1.8%
Dividend yield	3.1%			3.1%			2.9%
Expected volatility	11	-	15%	15	-	17%	14	-	15%
Weighted average volatility	15%			16%			15%
Expected life in years	8.3			8.2			8.9

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of options, RSUs and PSUs outstanding under the plans as of June 30, 2015 and activity during the year then ended is presented below:

Options	Options (in thousands)	Weighted Avg. Exercise Price	Weighted Avg. Contract-ual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	291,626	$59.74
Granted	23,066	84.97
Exercised	(53,294)	50.60
Canceled	(1,106)	70.46
OUTSTANDING, END OF YEAR	260,292	$63.74	4.9	$3,971
EXERCISABLE	188,959	$57.68	3.4	$3,895